Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of the following:

	June 30, 2017	December 31, 2016
Credit card payable	$1,369	$1,778
Accrued payroll	970,748	1,105,293
Accrued research and development expenses	486,177	581,175
Accrued general and administrative expenses	407,681	263,468
Deferred rent	47,629	52,945
Total accrued expenses	$1,913,604	$2,004,659

Accrued expenses and other current liabilities are comprised of the following:

	December 31,
	2016	2015

Credit card payable	$1,778	$3,171
Accrued payroll	880,293	1,010,633
Advances from related parties	-	87,030
Accrued research and development expenses	406,175	446,175
Accrued general and administrative expenses	233,468	456,182
Deferred rent	52,945	43,604
Accrued expenses, current portion	1,574,659	2,046,795
Accrued expenses, non-current portion	430,000	-
Total accrued expenses	$2,004,659	$2,046,795